T. ROWE PRICE GNMA FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 1.6%
Commercial Mortgage-Backed Securities 1.4%
Federal Home Loan Mortgage Multifamily Structured Pass
Through Certificates, CMO, 1.311%, 5/25/30	10,000	10,221
Federal Home Loan Mortgage Multifamily Structured Pass
Through Certificates, CMO, 1.366%, 6/25/30	7,500	7,701
		17,922

Other Asset-Backed Securities 0.2%
Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 1.958%, 10/22/25 (1)	1,725	1,708
		1,708

Total Asset-Backed Securities (Cost $19,696)		19,630

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.4%
Whole Loans Backed 1.4%
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1)	7,092	7,133
Verus Securitization Trust
Series 2020-2, Class A2, CMO, ARM
2.989%, 5/25/60 (1)	6,000	6,100
Vista Point Securitization Trust
Series 2020-1, Class A2, CMO, ARM
2.77%, 3/25/65 (1)	4,000	4,021
		17,254

Total Non-U.S. Government Mortgage-Backed Securities (Cost $17,091)		17,254

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 104.0%
U. S. Government Agency Obligations 21.4%(2)
Federal Home Loan Mortgage
6.50%, 8/1/36	30	34
7.00%, 11/1/30 - 4/1/32	556	650
Federal Home Loan Mortgage, UMBS
3.50%, 1/1/50 - 3/1/50	24,518	25,855
4.00%, 10/1/49	8,705	9,343
4.50%, 1/1/50	45,036	48,632
Federal National Mortgage Assn. , 3.50%, 7/1/48-11/1/48	4,116	4,321
Federal National Mortgage Assn. , ARM, 12M USD LIBOR +
1.597%, 3.144%, 11/1/35	5	6
Federal National Mortgage Assn. , CMO, 5.50%, 12/25/36	997	1,173
Federal National Mortgage Assn. , CMO, IO
3.00%, 2/25/28	8,677	531
Federal National Mortgage Assn. , UMBS
2.50%, 6/1/28	22,970	24,111
3.00%, 12/1/49 - 2/1/50	26,749	28,329
3.50%, 5/1/50	3,507	3,753
4.50%, 4/1/48	23,094	25,778
5.00%, 1/1/49	4,546	5,140
UMBS, TBA
2.00%, 10/1/35 - 10/1/50 (3)	4,442	4,581
2.50%, 9/1/35 - 10/1/50 (3)	56,521	59,305
3.00%, 10/1/50 (3)	22,543	23,725
3.50%, 10/1/35 - 10/1/50 (3)	1,480	1,563
4.00%, 10/1/50 (3)	898	958
5.00%, 10/1/50 (3)	713	781
		268,569

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Government Obligations 82.6%
Government National Mortgage Assn.
2.50%, 2/20/31	8,202	8,609
3.00%, 11/20/26 - 1/20/50	194,896	204,795
3.50%, 1/20/27 - 1/20/50	267,498	287,796
4.00%, 3/20/39 - 7/20/49	136,399	148,251
4.50%, 5/20/30 - 3/20/49	86,715	95,624
5.00%, 5/15/33 - 6/20/49	58,181	65,098
5.50%, 10/20/32 - 3/20/49	36,160	41,578
6.00%, 10/1/20 - 11/20/48	7,036	8,164
6.50%, 12/15/23 - 6/20/48	28,340	33,602
7.00%, 1/20/28 - 1/20/34	301	351
7.50%, 11/15/21 - 6/15/32	920	1,029
8.00%, 12/15/21 - 3/15/30	471	513
8.50%, 12/15/21 - 3/15/27	26	27
9.00%, 6/15/21 - 3/20/25	18	18
9.50%, 12/15/20 - 12/15/24	9	9
9.75%, 2/15/21	2	2
10.00%, 10/1/20 - 3/15/26	1	1
Government National Mortgage Assn. , CMO, 3.50%, 9/20/41-
6/20/47	8,087	8,864
Government National Mortgage Assn. , CMO, IO
3.00%, 6/20/37 - 1/20/50	45,106	2,241
3.50%, 8/20/29 - 4/20/46	59,203	5,122
4.00%, 5/20/37 - 6/20/49	42,619	5,958
4.50%, 4/20/39 - 6/20/49	13,870	1,728
5.00%, 6/20/39 - 2/16/40	39,958	6,101
Government National Mortgage Assn. , TBA
2.50%, 10/20/50 (3)	71,254	74,956
3.00%, 10/20/50 (3)	6,765	7,111

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND

	Par/Shares	$ Value
(Amounts in 000s)

4.00%, 9/20/50 (3)	29,320	31,230
		1,038,778

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $1,285,670)		1,307,347

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 0.1%

U. S. Treasury Obligations 0.1%
U. S. Treasury Bonds, 1.25%, 5/15/50	1,880	1,772

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$1,839)		1,772

SHORT-TERM INVESTMENTS 8.6%

Money Market Funds 8.6%
T. Rowe Price Government Reserve Fund, 0.11% (4)(5)	108,023	108,023
Total Short-Term Investments (Cost $108,023)		108,023

Total Investments in Securities 115.7%
(Cost $1,432,319)		$1,454,026

Other Assets Less Liabilities (15.7)%		(197,426)

Net Assets 100.0%		$1,256,600

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
	1933 and may be resold in transactions exempt from registration only to
	qualified institutional buyers. Total value of such securities at period-end
	amounts to $18,962 and represents 1.5% of net assets.
(2)	Issuer operates under a Congressional charter; its securities are neither issued
	nor guaranteed by the U. S. government. The Federal National Mortgage
	Association and the Federal Home Loan Mortgage Corporation, including
	UMBS, currently operate under a federal conservatorship.
(3)	To-Be-Announced purchase commitment. Total value of such securities at
	period-end amounts to $204,210 and represents 16.3% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND

(4)	Seven-day yield
(5)	Affiliated Companies
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
IO	Interest-only security for which the fund receives interest on notional principal
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND

	Par/Shares	$ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (2.0)%
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (2.0)%
U. S. Government Agency Obligations (0.7)% (2)
UMBS, TBA, 3.00%, 10/1/35	2,760	(2,898)
UMBS, TBA, 4.50%, 10/1/50	5,002	(5,403)
		(8,301)

U. S. Government Obligations (1.3)%
Government National Mortgage Assn. , TBA, 3.50%, 10/20/50	4,870	(5,128)
Government National Mortgage Assn. , TBA, 4.00%, 10/20/50	5,030	(5,357)
Government National Mortgage Assn. , TBA, 4.50%, 10/20/50	5,316	(5,706)
		(16,191)

Total TBA Sales Commitments (Proceeds $(24,478))		(24,492)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND

(Amounts In 000s)

SWAPS 0.0%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Bought 0.0%

Goldman Sachs, Protection Bought (Relevant
Credit: Markit CMBX. NA. AAA-S13, 50 Year
Index), Pay 0.50% Monthly, Receive upon credit
default, 12/16/72	5,000	20	85	(65)

Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. AAA-S13, 50 Year
Index), Pay 0.50% Monthly, Receive upon credit
default, 12/16/72	25,000	98	376	(278)

Total Bilateral Credit Default Swaps, Protection Bought			461	(343)

Total Bilateral Swaps			461	(343)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$27	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$61,297	¤	¤	$108,023	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $27 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $108,023.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GNMA FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price GNMA Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE GNMA FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 1,346,003	$ —	$ 1,346,003
Short-Term Investments	108,023	—	—	108,023
Total Securities	108,023	1,346,003	—	1,454,026
Swaps	—	118	—	118
Total	$108,023	$ 1,346,121	$ —	$ 1,454,144
Liabilities
TBA Sales Commitments	$—	$ 24,492	$ —	$ 24,492

[1] Includes Asset-Backed Securities, Non-U. S. Government Mortgage-Backed Securities, U. S. Government &
Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding Mortgage-Backed).